Subsequent Events - Additional Information (Details)					1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($) shares	May 02, 2023 USD ($) shares $ / shares	Feb. 28, 2023 USD ($) ft² $ / shares shares	Feb. 09, 2023 USD ($) $ / shares	Feb. 28, 2023 USD ($) ft² $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) ft² $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 shares	Mar. 01, 2023 shares	Feb. 15, 2023 USD ($)
Subsequent Event [Line Items]
Repayment of convertible debt								$ 10,750,000
Debt prepayment penalty						$ (3,929,000)		$ (3,929,000)	$ 0	$ 2,768,000
Common stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Lease total | ft²									51,000
Common stock, shares authorized | shares						1,000,000,000		1,000,000,000	1,000,000,000	35,000,000	35,000,000
Common stock shares reserved for future issuance | shares						32,864,376		32,864,376	6,325,031
Amended And Restated Two Thousand And Twenty Stock Option And Grant Plan
Subsequent Event [Line Items]
Increase in the number of common stock shares reserved for future issuance | shares			1,400,000
Common stock shares reserved for future issuance | shares			4,458,079		4,458,079
Operating Lease Amendment Agreement One [Member]
Subsequent Event [Line Items]
Lessee operating lease month of expiry start period			2024-06
Lessee operating lease month of expiry ending period			2028-03
Operating lease renewal term			2 years		2 years
Operating Lease Amendment Agreement Two
Subsequent Event [Line Items]
Lessee operating lease month of expiry			2026-02
Operating lease renewal term			4 years		4 years
Lease total | ft²			850		850
Maximum [Member]
Subsequent Event [Line Items]
Operating lease renewal term									5 years
Common stock, shares authorized | shares									35,000,000
New Allurion
Subsequent Event [Line Items]
Common stock, par value | $ / shares									$ 0.0001
C P U H Sponsor Contribution Agreement | Compute Health
Subsequent Event [Line Items]
Common stock initial number of shares agreed to be contributed | shares		200,000
Divisor to be considered for calculating the number of shares to be contributed		1.420455
Revenue Interest Financing Agreement | Maximum [Member]
Subsequent Event [Line Items]
Remittance of revenue interest payments percentage				10.00%
Revenue Interest Financing Agreement | New Allurion
Subsequent Event [Line Items]
Aggregate principal amount				$ 40,000,000
Debt instrument value to be measured using fair value option				$ 40,000,000
Number of months post entering into agreement minimum				12 months
Number of months post entering into agreement maximum				24 months
Share price threshold minimum | $ / shares				$ 7.04
Number of average trading days for determining the trigger event				20 days
Aggregate number of trading days for determining the trigger event				30 days
Share reference price threshold minimum | $ / shares				$ 10
Share subscription convertible into revenue interest payment				$ 7,500,000
Revenue Interest Financing Agreement | New Allurion | Maximum [Member]
Subsequent Event [Line Items]
Remittance of revenue interest payments percentage				10.00%
Revenue Interest Financing Agreement | New Allurion | Upto Thirty First December Two Thousand And Twenty Six [Member]
Subsequent Event [Line Items]
Remittance of revenue interest payments percentage				6.00%
Revenue Interest Financing Agreement | New Allurion | From One First Of January Two Thousand And Twenty Seven [Member]
Subsequent Event [Line Items]
Remittance of revenue interest payments percentage				10.00%
Revenue Interest Financing Agreement | New Allurion | Latest By Thirty First Of December Two Thousand And Twenty Seven [Member]
Subsequent Event [Line Items]
Remittance of revenue interest payments as a percentage of investments				100.00%
Revenue Interest Financing Agreement | New Allurion | Latest By Thirty First Of December Two Thousand And Thirty [Member]
Subsequent Event [Line Items]
Remittance of revenue interest payments as a percentage of investments				240.00%
Revenue interest payments maximum amount remittable				$ 96,000,000
Remittance of revenue interest payments percentage maximum				260.00%
Revenue interest payments maximum amount remittable one				$ 104,000,000
Revenue Interest Financing Agreement | New Allurion | Upto Thirty First March Two Thousand And Twenty Six [Member]
Subsequent Event [Line Items]
Revenue interest payments as a percentage of investment amount prepayable				165.00%
Revenue interest prepayments maximum amount				$ 66,000,000
Fortress Credit Agreement
Subsequent Event [Line Items]
Shares issued | shares	950,000
Fortress Credit Agreement | Term Loan Facility [Member]
Subsequent Event [Line Items]
Borrowing capacity	$ 60,000,000		$ 60,000,000		$ 60,000,000
Current margin percentage					6.44%
Basis spread on variable rate					3.00%
Debt instrument exit payment percentage					3.00%
ChEF Purchase Agreement | Chardan Equity Facility [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Maximum reimbursement of fees amount					$ 100,000
Shares issued | shares					35,511
Common stock, par value | $ / shares			$ 7.04		$ 7.04
Stock issued during period value					$ 300,000
ChEF Purchase Agreement | Chardan Equity Facility [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock issued during period value					$ 100,000,000
Backstop Agreement
Subsequent Event [Line Items]
Debt instrument converted shares issued | shares	700,000
Backstop Agreement | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares	700,000
R S U Forfeiture Agreement | New Allurion
Subsequent Event [Line Items]
Common stock shares agreed to be contributed to the trust | shares		50,000
Shares contributed to trust subject to forfeiture | shares		50,000
Common Class A
Subsequent Event [Line Items]
Common stock, par value | $ / shares						$ 0.0001		$ 0.0001
Initial Financing And Bridge Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount													$ 16,800,000
Amount to be raised through initial financing		$ 15,000,000
Fifth Amended And Restated Certificate Of Incorporation
Subsequent Event [Line Items]
Common stock, shares authorized | shares												38,000,000
Proposed Merger
Subsequent Event [Line Items]
Aggregate number of shares gross | shares		37,812,000
Number of shares which is to be reduced from the aggregate number of shares gross | shares		1,400,000
Divisor considered for the remaining number of shares to be issued | shares		4,000,000
Backstop percentage threshold maximum		100.00%
Further number of shares which is to be reduced from the aggregate number of shares gross | shares		1,500,000
Allocated number of shares factor | shares		1,500,000
Proposed Merger | New Allurion
Subsequent Event [Line Items]
Common stock shares converible for each share of common stock in the previous company		1.420455
Proposed Merger | Common Class A | C P U H Sponsor Contribution Agreement
Subsequent Event [Line Items]
Number of shares and warrants exchangeable into shares of another class | shares		2,088,327
PIPE Subscription Agreements | New Allurion
Subsequent Event [Line Items]
Original issue price | $ / shares		$ 7.04
Common stock subscribed but not issued value		$ 37,900,000
Bridge Notes
Subsequent Event [Line Items]
Interest rate													7.00%
Debt instrument maturity date							Dec. 31, 2026
Conversion divided by discounted capped conversion price							$ 217,300,000
Capped price							$ 260,000,000
Percentage of conversion discounted price is calculated of cash price							85.00%
Principal balance on which side letter was executed													$ 13,400,000
Aggregate outstanding principal balance for which side letter was excecuted													$ 16,800,000
Side Letter Holder Bridge Note
Subsequent Event [Line Items]
Revised principal balance on which side letter was executed		13,000,000
Repayment of convertible debt	$ 6,300,000	2,000,000
Additional payment of debt		$ 6,000,000
Debt instrument, convertible price for calculating equity securities | shares		300,000
Debt instrument converted shares issued | shares	387,696	5,000
Side Letter Holder Bridge Note | Other Nonoperating Income (Expense) [Member]
Subsequent Event [Line Items]
Debt prepayment penalty		$ 1,500,000
Side Letter Holder Bridge Note | Backstop Agreement
Subsequent Event [Line Items]
Interest transfer of debt instruments face value		2,000,000
Interest transfer of debt instruments face value threshold amount minimum		$ 2,000,000
Common stock shares subscribed but not issued | shares		700,000
Interest transfer of debt instruments face value threshold amount maximum		$ 2,000,000
Factor considered for the issuance of shares | shares		700,000
Divisor considered for the issuance of shares | shares		2,000,000